OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING SEGMENTS
Schedule of revenue and expenses include inter-segment transactions

	2021
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	84,267	24,930	19,141	14,255	205	142,798	412	143,210
Inter-segment revenues	3,097	187	22,395	18,072	2,395	46,146	(46,146)	—
Total segment revenues	87,364	25,117	41,536	32,327	2,600	188,944	(45,734)	143,210

Segment results	34,435	5,894	(307)	9,192	199	49,413	(5,674)	43,739
Other information
Capital expenditures	(10,548)	(10,444)	(4,514)	(4,756)	(13)	(30,275)	(46)	(30,321)
Depreciation and amortization	(20,333)	(6,566)	(3,909)	(4,702)	(20)	(35,530)	3,816	(31,714)
Provision recognized in current year	(99)	(285)	(13)	5	(33)	(425)	(49)	(474)

	2022
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	85,493	26,354	19,161	15,442	239	146,689	617	147,306
Inter-segment revenues	3,344	195	24,646	19,658	2,486	50,329	(50,329)	—
Total segment revenues	88,837	26,549	43,807	35,100	2,725	197,018	(49,712)	147,306
Segment results	26,122	7,579	831	8,925	(1,063)	42,394	(5,964)	36,430
Other information
Capital expenditures	(12,343)	(9,038)	(5,983)	(6,612)	(5)	(33,981)	(165)	(34,146)
Depreciation and amortization	(21,028)	(6,738)	(3,999)	(5,805)	(19)	(37,589)	4,460	(33,129)
Provision recognized in current year	(128)	(434)	(45)	34	(5)	(578)	11	(567)

	2023
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	85,291	27,713	18,237	16,928	402	148,571	645	149,216
Inter-segment revenues	3,628	(1,106)	26,505	20,333	2,014	51,374	(51,374)	—
Total segment revenues	88,919	26,607	44,742	37,261	2,416	199,945	(50,729)	149,216
Segment results	28,693	7,971	602	9,386	(1,188)	45,464	(4,609)	40,855
Other information
Capital expenditures	(12,370)	(6,434)	(5,073)	(8,964)	(11)	(32,852)	(6)	(32,858)
Depreciation and amortization	(21,248)	(5,828)	(3,884)	(6,135)	(18)	(37,113)	4,544	(32,569)
Provision recognized in current year	(231)	(463)	173	(11)	(5)	(537)	24	(513)

Schedule of revenue reconciliation

	2021	2022	2023
Total segment revenues	188,944	197,018	199,945
Revenue from other non-operating segments	412	617	645
Adjustment and inter-segment elimination	(46,146)	(50,329)	(51,374)
Consolidated revenues	143,210	147,306	149,216

Schedule of segment result reconciliation

	2021	2022	2023
Total segment results	49,413	42,394	45,464
Loss from other non-operating segments	(1,237)	(1,772)	(2,679)
Adjustment and inter-segment elimination	(613)	(1,041)	1,599
Finance income	558	878	1,061
Finance cost	(4,365)	(4,033)	(4,652)
Share of profit (loss) of long-term investment in associates	(78)	(87)	1
IFRS reconciliation	61	91	61
Consolidated profit before income tax	43,739	36,430	40,855

Schedule of capital expenditure reconciliation

	2021	2022	2023
Total segment capital expenditure	(30,275)	(33,981)	(32,852)
Capital expenditure from other non-operating segments	(66)	(175)	(116)
IFRS reconciliation	20	10	110
Consolidated capital expenditure	(30,321)	(34,146)	(32,858)

Schedule of depreciation and amortization reconciliation

	2021	2022	2023
Total segment depreciation and amortization	(35,530)	(37,589)	(37,113)
Depreciation and amortization from other non-operating segments	(280)	(263)	(250)
Adjustment and inter-segment elimination	3,994	4,597	4,700
IFRS reconciliation	102	126	94
Consolidated depreciation and amortization	(31,714)	(33,129)	(32,569)

Schedule of provision recognized in current year

	2021	2022	2023
Total segment provision	(425)	(578)	(537)
Provision recognized from other non-operating segments	(3)	(7)	(5)
Adjustment and inter-segment elimination	(46)	18	29
Consolidated provision recognized in current year	(474)	(567)	(513)

Schedule of revenues information based on the location of the customers

	2021	2022	2023
External revenues
Indonesia	136,482	139,983	141,157
Abroad	6,728	7,323	8,059
Total	143,210	147,306	149,216

Schedule of non-current operating assets by geographic area

	2022	2023
Non-current operating assets
Indonesia	176,586	184,599
Abroad	3,207	2,932
Total	179,793	187,531